Annual Total Returns[BarChart] - Federated Hermes Opportunistic High Yield Bond Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.48%	18.34%	12.18%	4.06%	(3.58%)	14.47%	7.43%	(4.68%)	15.29%	6.68%